Restructuring Charge - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	8 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	6 Months Ended
	Apr. 30, 2013 Employee	Jan. 31, 2013 Employee	Nov. 30, 2012 Employee	Jun. 30, 2013 Employee	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Scenario, Forecast Employee	Jun. 30, 2013 Scenario, Forecast Employee	Jun. 30, 2013 Research and development expense	Jun. 30, 2013 General and administrative expense
Restructuring Cost and Reserve [Line Items]
Number of employees terminated	2	5	16	23			1	24
Net restructuring charge				$ 79,000	$ 698,000	$ 618,000		$ 727,000	$ 66,000	$ 13,000
Accrued restructuring liability				0	0	143,000
Payment of Severance cost				$ 223,000